High Yield Bond Fund Summary

Class/Ticker: Administrator Class Ticker: EKHYX

Summary Prospectus

November 20, 2013

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated January 1, 2013 as supplemented February 22, 2013 & November 20, 2013 and statement of additional information ("SAI") dated January 1, 2013 as supplemented February 22, 2013, and August 15, 2013, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.97%
Fee Waivers	0.16%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.81%
1.	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.80% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$83
3 Years	$293
5 Years	$521
10 Years	$1,175

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in debt securities that are below-investment grade and up to 10% of the Fund's total assets in equity securities, including common and preferred stocks (effective February 1, 2014).

  We invest principally in below investment-grade debt securities (often called "high yield" securities or "junk bonds") of corporate issuers. These include traditional corporate bonds as well as convertible bonds. These securities may have fixed, floating or variable rates. We may invest in below investment-grade debt securities of any credit quality. The average credit quality of the Fund's portfolio is expected to be equivalent to B or higher based on the credit ratings assigned to underlying securities by Moody's, Standard & Poor's, from other Nationally Recognized Statistical Ratings Organizations, or our credit quality assessment of the underlying securities. We do not manage the Fund's portfolio to a specific maturity or duration. Effective February 1, 2014: We may invest up to 10% of the Fund's total assets in equity securities, including common and preferred stocks. For equity securities, we seek out dividend yielding securities of companies that we believe have strong fundamental attributes. We may invest in equity securities of companies of any size.

  Securities in the Fund's portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers.

  We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility.

  We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

  Principal Investment Risks

  An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

  Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

  Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

  High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities are considered speculative by the major rating agencies, have a much greater risk of default or of not returning principal and tend to be more volatile and less liquid than higher-rated securities of similar maturity.

  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

  Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

  Performance

  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

  Calendar Year Total Returns as of 12/31 each year
  Administrator Class

Highest Quarter: 2nd Quarter 2009	+20.59%
Lowest Quarter: 4th Quarter 2008	-16.99%
Year-to-date total return as of 9/30/2012 is +10.52%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	4/14/1998	4.30%	6.67%	7.81%
Administrator Class (after taxes on distributions)	4/14/1998	1.85%	3.61%	4.76%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	4/14/1998	2.78%	3.82%	4.83%
BofAML US High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)		4.37%	7.54%	8.74%

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

  Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Margaret D. Patel, Portfolio Manager / 2012

  Purchase and Sale of Fund Shares

  Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

  Tax Information

  Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

  Payments to Broker-Dealers and Other Financial Intermediaries

  If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

  High Yield Bond Fund Summary

  Class/Ticker: Class A - EKHAX; Class B - EKHBX; Class C - EKHCX

  Summary Prospectus

  November 20, 2013

Link to Prospectus	Link to SAI

  Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated January 1, 2013 as supplemented  November 20, 2013 and statement of additional information ("SAI") dated January 1, 2013 as supplemented February 22, 2013, and August 15, 2013, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

  Investment Objective

  The Fund seeks total return, consisting of a high level of current income and capital appreciation.

  Fees and Expenses

  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 69 and 72 of the Prospectus and "Additional Purchase and Redemption Information" on page 59 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	5.00%	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.52%	0.52%	0.52%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.03%	1.78%	1.78%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.03%	1.78%	1.78%
1.	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.03% for Class A, 1.78% for Class B, and 1.78% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

  Example of Expenses

  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$550	$681	$281	$181	$181
3 Years	$763	$860	$560	$560	$560
5 Years	$993	$1,164	$964	$964	$964
10 Years	$1,653	$1,804	$2,095	$1,804	$2,095

  Portfolio Turnover

  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

  Principal Investment Strategies

  Under normal circumstances, we invest:

    at least 80% of the Fund's net assets in debt securities that are below-investment grade and up to 10% of the Fund's total assets in equity securities, including common and preferred stocks (effective February 1, 2014).

    We invest principally in below investment-grade debt securities (often called "high yield" securities or "junk bonds") of corporate issuers. These include traditional corporate bonds as well as convertible bonds. These securities may have fixed, floating or variable rates. We may invest in below investment-grade debt securities of any credit quality. The average credit quality of the Fund's portfolio is expected to be equivalent to B or higher based on the credit ratings assigned to underlying securities by Moody's, Standard & Poor's, from other Nationally Recognized Statistical Ratings Organizations, or our credit quality assessment of the underlying securities. We do not manage the Fund's portfolio to a specific maturity or duration. Effective February 1, 2014: We may invest up to 10% of the Fund's total assets in equity securities, including common and preferred stocks. For equity securities, we seek out dividend yielding securities of companies that we believe have strong fundamental attributes. We may invest in equity securities of companies of any size.

    Securities in the Fund's portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers.

    We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility.

    We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

    Principal Investment Risks

    An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

    Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

    Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

    Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

    High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities are considered speculative by the major rating agencies, have a much greater risk of default or of not returning principal and tend to be more volatile and less liquid than higher-rated securities of similar maturity.

    Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

    Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

    Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

    Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

    Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

    Performance

    The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

    Calendar Year Total Returns for Class A as of 12/31 each year
    (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009	+20.52%
Lowest Quarter: 4th Quarter 2008	-17.04%
Year-to-date total return as of 9/30/2012 is +10.33%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/20/1998	-0.69%	5.42%	7.05%
Class A (after taxes on distributions)	1/20/1998	-2.96%	2.48%	4.11%
Class A (after taxes on distributions and the sale of Fund Shares)	1/20/1998	-0.47%	2.81%	4.23%
Class B (before taxes)	9/11/1935	-1.56%	5.33%	6.99%
Class C (before taxes)	1/21/1998	2.31%	5.63%	6.75%
BofAML US High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)		4.37%	7.54%	8.74%

    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

    Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Margaret D. Patel, Portfolio Manager / 2012

    Purchase and Sale of Fund Shares

    In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

    Minimum Initial Investment
    Regular Accounts: $1,000
    IRAs, IRA rollovers, Roth IRAs: $250
    UGMA/UTMA accounts: $50
    Employer Sponsored Retirement Plans: No Minimum
    Class B shares are generally closed to new investment. Minimum Additional Investment
     Regular Accounts, IRAs, IRA rollovers, Roth IRAs: $100
    UGMA/UTMA accounts: $50
    Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

    Tax Information

    Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

    Payments to Broker-Dealers and Other Financial Intermediaries

    If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI